CONVERTIBLE DEBT OBLIGATIONS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Outstanding convertible debt		$ 3,911,290	$ 7,975,851
Convertible notes 2019 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted			503,311
Debt repayment amount			4,454
Accrued interest converted			$ 18
Number of shares issued upon conversion of debt			743
Debt conversion unpaid amount				$ 207,765
Convertible notes 2019 [member] | Entrepreneur resorts [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted						$ 2,256,178
Convertible notes 2019 [member] | Entrepreneur resorts [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate						10.00%
Convertible notes 2019 [member] | Entrepreneur resorts [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate						12.00%
Convertible notes 2019 [member] | Genius group ltd [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted					$ 1,819,145
Convertible note issuances					$ 36,383
Convertible notes 2019 [member] | Genius group ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate					10.00%
Convertible notes 2019 [member] | Genius group ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate					12.00%
Senior secured convertible note [member] | Genius group ltd [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	$ 18,130,000		18,130,000
Purchase of shares	$ 17,000,000		$ 17,000,000
Initial fixed price			$ 5.17
Convertible notes 2020 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted			$ 6,000	161,500
Debt repayment amount			221,000
Accrued interest converted			$ 3,764	6,170
Number of shares issued upon conversion of debt			37,463
Debt conversion unpaid amount			$ 539,245	$ 766,245
Convertible notes 2020 [member] | Geniusu limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued upon conversion of debt				13,306
Convertible notes 2020 [member] | Geniusu limited [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price				$ 10
Convertible notes 2020 [member] | Geniusu limited [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price				$ 15
Convertible notes 2022 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted			707,306
Accrued interest converted		$ 6,147,954	235,146
Number of shares issued upon conversion of debt		23,046,941
Debt conversion unpaid amount			$ 7,975,851	$ 0
Interest			1,515,891
Two Thousand Twenty Two Convertible Loan [Member]
IfrsStatementLineItems [Line Items]
Repayment of convertible loan		$ 2,004,822
Two Thousand Twenty Convertible Loan [Member]
IfrsStatementLineItems [Line Items]
Repayment of convertible loan		$ 170,000